Financial instruments - fair values and risk management - Financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial instruments - fair values and risk management
Financial liabilities	$ 29,479	$ 26,225
Trade and other payables
Financial instruments - fair values and risk management
Financial liabilities	27,742	25,138
Financial liabilities not measured at fair value
Financial instruments - fair values and risk management
Financial liabilities	27,742	25,138
Financial liabilities not measured at fair value | Trade and other payables
Financial instruments - fair values and risk management
Financial liabilities	27,742	25,138
Financial liabilities measured at fair value
Financial instruments - fair values and risk management
Financial liabilities	150	362
Financial liabilities measured at fair value | Share warrant obligation | Level 1
Financial instruments - fair values and risk management
Financial liabilities	$ 150	$ 362